INCOME TAXES - Major components (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) property
Current income tax:
Current taxes	$ 8,079,000	$ 13,572,000
Current taxes referring to previous periods	(819,000)	(1,916,000)
Withholding taxes and other	120,000	(37,000)
Total current income tax	7,380,000	11,619,000
Deferred income tax:
Origination and reversal of temporary differences	(71,195,000)	224,411,000
Impact of changes in tax rates	(17,330,000)	1,955,000
Deferred tax expense arising from the write-down, or reversal of a previous write-down, of a deferred tax asset	16,771,000	3,277,000
Other	709,000	(695,000)
Total deferred income tax	(71,045,000)	228,948,000
Income tax (recovery) expense	(63,665,000)	240,567,000
Current tax expense associated with property dispositions	$ 0	$ 5,100,000
Number of properties disposed of | property		2